Note 15 - Trade and Other Payables, and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of detailed information about trade and other payables [text block]
	As of December 31,
[US$ thousands]	2021	2022
Trade payables due to third party suppliers	32,506	40,031
Trade and other payables due to related parties (Note 18)	1,505	4,125
Employee withholding tax	1,737	1,618
Value added tax	1,648	768
Payroll tax (1)	982	394
Total trade and other payables	38,378	46,937
	As of December 31,
[US$ thousands]	2021	2022
Accrued personnel expenses	11,793	11,586
Unsettled trades (Note 3)	6,931	-
Other current liabilities	401	567
Total other current liabilities	19,125	12,152